Balance Sheet Offsetting (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total
Gross Amounts of Recognized Liabilities	$ 250,810	$ 182,405	$ 202,828
Net Amounts of Liabilities Presented in the Balance Sheets	250,810	182,405	201,853
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(250,810)	(182,375)	(200,828)
Cash Collateral Pledged		(17)	(249)
Net Amount		13	776
Institutional counterparties
Securities Loaned:
Gross Amounts of Recognized Liabilities	91,879	74,913	115,102
Net Amounts of Liabilities Presented in the Balance Sheets	91,879	74,913	115,102
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(91,879)	(74,913)	(115,102)
Repurchase Agreement:
Gross Amounts of Recognized Liabilities	6,986
Net Amounts of Liabilities Presented in the Balance Sheets	6,986
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(6,986)
Institutional counterparties | Forward sales of MBSs
Derivatives:
Gross Amounts of Recognized Liabilities		30	2,000
Net Amounts of Liabilities Presented in the Balance Sheets		30	1,025
Gross Amounts Not Offset in the Balance Sheets
Cash Collateral Pledged		(17)	(249)
Net Amount		13	776
Customer counterparties
Repurchase Agreement:
Gross Amounts of Recognized Liabilities	151,945	107,462	85,726
Net Amounts of Liabilities Presented in the Balance Sheets	151,945	107,462	85,726
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	$ (151,945)	$ (107,462)	$ (85,726)